Investment in Unconsolidated Affiliate	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Investment in Unconsolidated Affiliate

NOTE 4. INVESTMENT IN UNCONSOLIDATED AFFILIATE

During September 2010, we entered into a joint venture agreement with an institutional equity partner to develop various healthcare related real estate projects. We own a 15% interest in the limited liability company through which the joint venture is being conducted (“Venture I”), which was determined to be a VIE. We are the managing member in Venture I, but our rights as managing member are subject to the rights of the institutional partner. We determined that we were not the primary beneficiary as we do not have the ability to control those activities that most significantly impact the affiliate’s economic performance, and therefore, we account for this investment under the equity method.

As of September 30, 2012, Venture I had one project under development and two completed development projects. Our investment balances of $3,267,491 and $4,514,579 as of September 30, 2012 and December 31, 2011, respectively, represents cash we contributed to Venture I to fund our portion of these development projects, adjusted by our share of results of operations and cash distributions. One completed development project began operations during the fourth quarter of 2011 and the second completed development project began operations during the third quarter of 2012. Our portion of the earnings and losses from Venture I are reflected in “Equity in earnings of unconsolidated affiliate” in our Consolidated Statements of Operations. Additionally during the nine months ended September 30, 2012, a subsidiary of Venture I refinanced its construction loan with longer-term debt and contemporaneously entered into an interest rate swap that qualifies for hedge accounting as a cash flow hedge. Our portion of earnings or losses and comprehensive income or loss recognized represents our share of operating returns after preferred return requirements are fulfilled.

The following table provides unaudited selected financial information for our unconsolidated affiliate as of September 30, 2012 and December 31, 2011, and for the three and nine months ended September 30, 2012 and 2011, respectively.

	As of September 30, 2012	As of December 31, 2011
Balance Sheets
Real estate, net of accumulated depreciation	$45,516,612	$28,895,100
Construction in progress	11,107,711	7,433,859
Total assets	58,639,036	37,631,562
Debt	38,807,584	11,961,097
Total liabilities	40,601,609	13,371,217
Partner’s capital	17,099,978	24,107,320
Accumulated other comprehensive loss	489,477	—
Retained earnings	1,426,926	153,025

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2012	2011	2012	2011
Statements of Operations
Rental revenues	$1,621,478	$—	$4,258,036	$—
Operating expenses	300,314	—	962,132	—
Depreciation expense	456,682	—	1,192,019	—
Interest expense	303,125	—	689,843	—
Net income	517,113	—	1,273,901	—
Fair value adjustment of cash flow hedge	(268,308)	—	(489,477)	—
Comprehensive income	248,805	—	784,424	—

In connection with these projects, we entered into agreements with two lenders for the projects to guarantee completion of the buildings. Additionally, a related-party company signed limited payment guaranty agreements with the lenders as detailed in Notes 7 and 10.

NOTE 4. INVESTMENT IN UNCONSOLIDATED AFFILIATE

During September 2010, the Company entered into a joint venture agreement with an institutional equity partner to develop various healthcare related real estate projects. The Company owns a 15% interest in the limited liability company through which the joint venture is being conducted (“Venture I,”) which was determined to be a VIE. The Company is the managing member in Venture I, but its rights as managing member are subject to the rights of the institutional partner. We determined that we were not the primary beneficiary and therefore, we account for this investment under the equity method.

As of December 31, 2011, Venture I had one completed development project and two projects under development. Our investment balance of approximately $4.5 million represents cash we contributed to Venture I to fund our portion of these development projects. The completed development project began operations during the fourth quarter of 2011, and therefore, our portion of the earnings and losses from Venture I are reflected in “Equity in earnings of unconsolidated affiliate” in our Consolidated Statements of Operations.

The following table provides unaudited selected financial information for our unconsolidated affiliate as of, and for, the years ended December 31, 2011 and 2010.

	As of, and For the Year Ended December 31,
	2011	2010
Real estate, net of accumulated depreciation	$28,895,100	$—
Construction in progress	7,433,859	6,616,311
Total assets	37,631,562	6,815,459
Long term debt	11,961,097	—
Total liabilities	13,371,217	981,235
Partner’s capital	24,260,345	5,834,224
Rental revenues	617,949	—
Operating expenses	391,069	—
Depreciation expense	73,855	—
Net income	153,025	—

In connection with these projects, we entered into agreements with the lender for the projects to guarantee completion of the buildings. Additionally, a related-party company signed limited payment guaranty agreements with the lender detailed in Note 12.